Basis of Presentation - Narrative (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2021 $ / shares shares	Jun. 30, 2024 USD ($) facility	Jun. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) subsidiary	Sep. 30, 2023 USD ($)	Jul. 01, 2023 USD ($)
Shares of common stock issued | shares	1,003,274
Share price | $ / shares	$ 10
Sale of stock, percentage of ownership after transaction	45.00%
Number of business facilities | facility		5
Nonbank subsidiaries | subsidiary				2
Financing Receivable, Allowance for Credit Loss, Excluding Accrued Interest		$ 1,797,116		$ 1,642,056	$ 2,025,000
Deferred Income Tax Assets, Net		580,340	$ 486,916	510,585
Stockholders' Equity Attributable to Parent		31,294,784	31,279,518	$ 31,587,247	31,457,381
Loans held for sale		0	0
In process of foreclosure amount		0	0
Unpaid principal balances of mortgage loans		81,058,000	81,849,000
Unrecognized tax benefit		0	0
Advertising costs		61,234	87,179
Accounting Standards Update 2016-13
Financing Receivable, Allowance for Credit Loss, Excluding Accrued Interest			(175,000)
Deferred Income Tax Assets, Net			486,916,000
Stockholders' Equity Attributable to Parent		133,375	31,279,518,000		$ 133,375
Cumulative effect of accounting change
Deferred Income Tax Assets, Net						$ (34,923,000)
Stockholders' Equity Attributable to Parent						133,375,000
Cumulative effect of accounting change | Unfunded loan commitments
Financing Receivable, Allowance for Credit Loss, Excluding Accrued Interest						$ (6,702,000)
Cumulative effect of accounting change | Accounting Standards Update 2016-13
Financing Receivable, Allowance for Credit Loss, Excluding Accrued Interest		175,000
Deferred Income Tax Assets, Net		36,750
Stockholders' Equity Attributable to Parent		133,375
Cumulative effect of accounting change | Accounting Standards Update 2016-13 | Unfunded loan commitments
Financing Receivable, Allowance for Credit Loss, Excluding Accrued Interest		6,702
Deferred Income Tax Assets, Net		1,827
Marathon Mutual Holding Company
Shares of common stock issued | shares	1,226,223
Sale of stock, percentage of ownership before transaction	55.00%
Other Assets.
Servicing right asset		$ 776,659	$ 818,151